Pledged and Restricted Assets - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	$ 27,900,000,000
Available for sale securities, pledged as collateral	1,200,000,000
Fair value of accepted collateral	74,700,000
Amount of securities repledged or sold collateral	0
Average deposits maintained to meet Federal Reserve Bank reserve requirements	429,900,000
US Government Corporations and Agencies Securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	21,500,000,000
Obligations of States and Political Subdivisions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	460,200,000
Loans
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	6,000,000,000
Collateral Requirements
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	$ 4,800,000,000